Equity (Details) - USD ($)			1 Months Ended							12 Months Ended
	Jun. 09, 2021	May 08, 2020	Jun. 25, 2020	Apr. 19, 2020	Mar. 31, 2020	Mar. 16, 2020	Sep. 30, 2019	Jan. 31, 2019	Jun. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity (Details) [Line Items]
Company issued securities, description										A. The Company’s authorized share capital is 1,000,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.
Aggregate offering price	$ 50,000,000
Sales agreement (in Shares)	126,160
Average price (in Dollars per share)	$ 4.46
Gross amount	$ 560,000
Placement agent fees and other offering related expenses	$ 540,000
Warrants fair value		$ 16,403,000								$ 1,273
Warrants term		5 years
Warrants to purchase value		$ 559,000
Derivative instrument		$ 9,157,000
Description of public offering						In this public offering, the Company issued an aggregate of 962,000 ADS that were recorded in equity in the amount of USD1,674 thousand gross and 1,038,000 pre-funded warrants which were immediately exercised (an exercise price of USD 0.001 per each ADS) and which were recorded in receipts on account of warrants in the amount of USD 1,806 thousand gross, and warrants to purchase an aggregate of up to 2,000,000 ADSs (hereinafter the “March 2020 warrants”) that were recorded in receipts on account of warrants in the amount of USD 2,520 thousand gross.
Share premium										$ 123,951,000	$ 118,909,000
Description of warrants rights										During 2021, the Company issued 1,634 thousand ordinary shares on account of vested RSUs granted in 2020 to officers, board members and employees.	During 2020, the Company issued 11 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018 and 54 thousand fully vested RSUs were granted to an officer, See also Note 11A. 3.During 2020, 6,675 thousand warrants, issued in March- June 2020, were exercised into 56,366 thousand ordinary shares. Subsequently, an amount of USD 23,780 thousand was recorded to share premium against receipts on accounts of warrants. 4.During 2020 the Company acquired 100% of FameWave Ltd for equity, See Note 5B.	During 2019, the Company issued 97 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018. See also Note 11A. 6.During 2019, 29 thousand warrants, issued in July 2017, were exercised into 29 thousand shares for a consideration of USD 43 thousand. Subsequently, an amount of USD 42 thousand was recorded to share premium against receipts on accounts of warrants.
Non-controlling interests										1.53%
Ads [Member]
Equity (Details) [Line Items]
Warrants to purchase shares (in Shares)		175,000	194,443	140,000	140,000
Warrants term			5 years
Exercise price (in Dollars per share)		$ 5	$ 11.25	$ 4.0625	$ 3.75
Warrants to purchase value			$ 1,199,000	$ 315,000	$ 241,000
Private Placement [Member] | Ads [Member]
Equity (Details) [Line Items]
Placement agent fees and other offering related expenses			30,700,000
Company funds raised			$ 35,000,000
Warrants to purchase shares (in Shares)				2,200,000
Exercise price (in Dollars per share)				$ 3.25
Public offering [Member] | Ads [Member]
Equity (Details) [Line Items]
Placement agent fees and other offering related expenses									$ 7,400,000
Company funds raised									$ 8,100,000
Number of non-tradable warrants (in Shares)				2,000,000
Public offering [Member] | Ads [Member]
Equity (Details) [Line Items]
Company issued securities, description								The ADSs issued were recorded in equity in an amount of USD 2,200 thousand, net of issuance expenses. The warrants were considered a derivative instrument (due to a cashless exercise feature), and were recorded as a liability in the amount of USD 3,406 thousand. Issuance expenses related to the warrants, in the amount of USD 515 thousand were recorded to finance expense.
Placement agent fees and other offering related expenses		$ 8,400,000		$ 5,400,000		$ 4,600,000		$ 5,100,000
Company funds raised		$ 10,000,000		6,500,000		$ 6,000,000		6,000,000
Number of non-tradable warrants (in Shares)		2,500,000	3,888,889
Public offering issued value (in Dollars per share)		$ 4	$ 9
Issue of equity		$ 709,000	$ 19,201,000	$ 3,170,000				298,000
Warrants to purchase shares (in Shares)		2,500,000	1,944,444	2,000,000
Warrants fair value			$ 11,472,000	$ 10,982,000
Warrants term		5 years 6 months	5 years	5 years 6 months	5 years
Exercise price (in Dollars per share)		$ 4	$ 9	$ 3.25	$ 3.25
Warrant exercise price										$ 300,000
Warrants to purchase value				$ 5,283,000
Public offering issued by securities (in Shares)					129,861
Share premium								129,000
Finance expenses								$ 169,000
Description of warrants rights								In this registered direct offering, the Company issued 342,857 ADSs and, in a concurrent private placement, 257,143 non-listed warrants to purchase 257,143 ADSs. Each non-listed warrant is exercisable until July 15, 2024 at an exercise price of USD 20.00 per ADS	In this registered direct offering, the Company issued 326,000 ADSs and, in a concurrent private placement, 163,000 non-listed warrants to purchase 163,000 ADSs. Each non-listed warrant is exercisable until December 5, 2023 at an exercise price of USD 28. 0 per ADS. The ADS’s issued were recorded in equity in an amount of USD 4,276 thousand, net of issuance expenses. The warrants were considered a derivative instrument (due to a cashless exercise feature) and were recorded as a liability in the amount of USD 3,467 thousand. Issuance expenses related to the warrants, in the amount of USD 301 thousand were recorded to finance expenses.
Warrant [Member]
Equity (Details) [Line Items]
Warrants fair value							$ 661,000